LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSE AND FUTURE POLICY BENEFITS FOR LIFE AND ACCIDENT AND HEALTH INSURANCE CONTRACTS AND POLICYHOLDER CONTRACT DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2011
LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSE AND FUTURE POLICY BENEFITS FOR LIFE AND ACCIDENT AND HEALTH INSURANCE CONTRACTS AND POLICYHOLDER CONTRACT DEPOSITS
Schedule of reconciliation of activity in the liability for unpaid claims and claims adjustment expense

Years Ended December 31, (in millions)	2011	2010	2009

Balance, beginning of year:
Liability for unpaid claims and claims adjustment expense	$91,151	$85,386	$89,258
Reinsurance recoverable	(19,644)	(17,487)	(16,803)

Total	71,507	67,899	72,455

Foreign exchange effect	353	(126)	1,416
Acquisitions(a)	-	1,538	-
Dispositions(b)	-	(87)	(9,657)
Reduction of net loss reserves due to NICO transaction	(1,703)	-	-

Losses and loss expenses incurred(c):
Current year	27,590	24,074	27,354
Prior years, other than accretion of discount(d)	195	4,182	2,771
Prior years, accretion of discount	375	(181)	313

Total	28,160	28,075	30,438

Losses and loss expenses paid(c):
Current year	11,534	9,873	11,079
Prior years	15,958	15,919	15,673

Total	27,492	25,792	26,752

Activity of discontinued operations	-	-	(1)

Balance, end of year:
Net liability for unpaid claims and claims adjustment expense	70,825	71,507	67,899
Reinsurance recoverable	20,320	19,644	17,487

Total	$91,145	$91,151	$85,386

(a)
Represents the acquisition of Fuji on March 31, 2010.

(b)
Transatlantic was deconsolidated in 2009, and 21st Century and HSB were sold in 2009.

(c)
Includes amounts related to dispositions through the date of disposition.

(d)
In 2011, includes $(414) million, $145 million and $413 million related to excess casualty, commercial specialty workers' compensation and environmental, respectively. In 2010, includes $1.1 billion, $793 million and $1.5 billion related to excess casualty, excess workers' compensation and asbestos, respectively. In 2009, includes $1.5 billion, $956 million and $151 million related to excess casualty, excess workers' compensation and asbestos, respectively.

Schedule of components of future policy benefits

At December 31, (in millions)	2011	2010

Future policy benefits:
Long duration and structured settlement contracts	$33,322	$30,992
Short duration contracts	995	276

Total future policy benefits	$34,317	$31,268

Schedule of policyholder contract deposits liabilities

At December 31, (in millions)	2011	2010

Policyholder contract deposits:
Annuities	$98,657	$92,672
Universal life products	12,917	12,569
Guaranteed investment contracts	6,788	8,491
Variable products – fixed account option	3,181	2,217
Corporate life products	2,239	2,203
Other investment contracts	3,116	3,221

Total policyholder contract deposits	$126,898	$121,373